July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Dynamic Short-Term Active ETF | CSHP | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Dynamic Short-Term Active ETF
(Formerly iShares Enhanced Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.0%
L3Harris Technologies, Inc., 5.40%, 01/15/27	$964	$968,399
RTX Corp., 5.75%, 11/08/26	964	966,746
		1,935,145
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC, 4.27%, 01/09/27	1,000	998,038
Banks — 3.7%
Bank of America Corp., 4.25%, 10/22/26	964	963,542
Citigroup, Inc., 3.20%, 10/21/26	964	962,299
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	864	862,319
Morgan Stanley, 3.63%, 01/20/27	939	936,660
Sumitomo Mitsui Trust Bank Ltd., 4.80%, 09/14/26, (1-day SOFR + 1.15%)(a)(b)	500	500,579
Wells Fargo & Co., 3.00%, 10/23/26	2,886	2,878,789
		7,104,188
Building Materials — 0.5%
Carrier Global Corp., 2.49%, 02/15/27	902	893,023
Computers — 0.5%
Dell International LLC/EMC Corp., 4.90%, 10/01/26	964	964,150
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	1,000	995,536
American Express Co., 4.28%, 11/04/26, (1-day SOFR Index + 0.65%)(b)	338	338,203
		1,333,739
Health Care - Services — 0.5%
HCA, Inc., 4.50%, 02/15/27	964	963,956
Oil & Gas — 0.5%
BP Capital Markets America, Inc., 3.02%, 01/16/27	964	958,615
Pharmaceuticals — 1.0%
AbbVie, Inc., 2.95%, 11/21/26	964	960,530
Novartis Capital Corp., 2.00%, 02/14/27	964	952,861
		1,913,391
Software — 0.5%
Adobe, Inc., 2.15%, 02/01/27	964	954,233
Total Corporate Bonds & Notes — 9.4% (Cost: $18,018,063)		18,018,478
Foreign Government Obligations
Canada — 7.8%
Canadian Treasury Bills
0.00%, 08/26/26(c)	CAD7,557	5,382,108
0.00%, 07/14/27(c)	CAD14,025	9,758,923
		15,141,031
France — 8.0%
France Treasury Bills
0.00%, 08/26/26(c)(d)	EUR4,629	5,330,713
0.00%, 08/26/26(c)(d)	EUR156	179,300
0.00%, 07/14/27(c)(d)	EUR8,749	9,830,070
		15,340,083
Security	Par (000)	Value
Italy — 8.0%
Italy Buoni Ordinari del Tesoro BOT
0.00%, 08/14/26(c)	EUR4,813	$5,546,502
0.00%, 07/14/27(c)	EUR8,749	9,829,926
		15,376,428
Japan — 8.0%
Japan Treasury Discount Bills
0.00%, 08/10/26(c)	JPY868,900	5,460,141
0.00%, 07/20/27(c)	JPY1,605,950	9,974,528
		15,434,669
Portugal — 2.8%
Portugal Treasury Bills, 0.00% 11/20/26(c)	EUR4,809	5,505,840
Spain — 2.9%
Spain Letras del Tesoro, 0.00% 09/04/26(c)	EUR4,820	5,547,466
Total Foreign Government Obligations — 37.5% (Cost: $72,185,822)		72,345,517
U.S. Treasury Obligations(e)
U.S. Treasury Bills
3.77%, 10/08/26	$11,461	11,383,367
4.00%, 09/17/26	15,347	15,277,232
4.00%, 01/28/27	19,771	19,398,910
U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/27	9,642	9,456,087
Total U.S. Treasury Obligations — 28.8% (Cost: $55,578,600)		55,515,596
	Shares
Common Stocks
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.(f)	56	29,555
Boeing Co. (The)(f)	538	116,283
General Dynamics Corp.	176	67,482
General Electric Co.	721	259,610
Honeywell Aerospace, Inc. NVS(f)	217	44,863
Howmet Aerospace, Inc.	281	79,315
Huntington Ingalls Industries, Inc.	32	10,446
L3Harris Technologies, Inc.	135	37,403
Lockheed Martin Corp.	144	83,914
Northrop Grumman Corp.	97	52,621
RTX Corp.	935	201,231
Textron, Inc.	122	10,402
TransDigm Group, Inc.	40	50,175
		1,043,300
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	85	12,557
Expeditors International of Washington, Inc.	110	18,468
FedEx Corp.	172	52,873
United Parcel Service, Inc. Class B	560	58,363
		142,261
Automobile Components — 0.0%
Aptiv PLC(f)	147	8,301
Automobiles — 0.4%
Ford Motor Co.	2,635	38,682
General Motors Co.	615	54,649

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Short-Term Active ETF
(Formerly iShares Enhanced Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Automobiles (continued)
Tesla, Inc.(f)	1,928	$600,013
		693,344
Banks — 0.8%
Bank of America Corp.	4,545	281,563
Citigroup, Inc.	1,210	160,264
Citizens Financial Group, Inc.	337	24,146
Fifth Third Bancorp	578	32,657
Huntington Bancshares, Inc./Ohio	1,537	26,190
JPMorgan Chase & Co.	1,869	657,496
KeyCorp	598	13,509
M&T Bank Corp.	93	22,905
PNC Financial Services Group, Inc.(The)	284	70,963
Regions Financial Corp.	624	19,313
Truist Financial Corp.	932	48,315
U.S. Bancorp	1,140	71,831
Wells Fargo & Co.	2,140	185,003
		1,614,155
Beverages — 0.2%
Brown-Forman Corp. Class B NVS	16	460
Coca-Cola Co.(The)	2,668	233,690
Constellation Brands, Inc. Class A	109	14,195
Keurig Dr. Pepper, Inc.	872	27,137
Molson Coors Beverage Co. Class B	17	707
Monster Beverage Corp.(f)	461	44,431
PepsiCo, Inc.	942	131,465
		452,085
Biotechnology — 0.4%
AbbVie, Inc.	1,213	304,390
Amgen, Inc.	374	144,050
Biogen, Inc.(f)	94	19,077
Gilead Sciences, Inc.	864	112,502
Incyte Corp.(f)	95	11,354
Moderna, Inc.(f)	236	12,938
Regeneron Pharmaceuticals, Inc.	72	54,909
Vertex Pharmaceuticals, Inc.(f)	172	82,061
		741,281
Broadline Retail — 1.0%
Amazon.com, Inc.(f)	6,779	1,841,041
eBay, Inc.	305	34,773
		1,875,814
Building Products — 0.1%
A O Smith Corp.	8	481
Allegion PLC	45	7,083
Builders FirstSource, Inc.(f)	84	5,581
Carrier Global Corp.	517	31,956
Johnson Controls International PLC	427	62,624
Lennox International, Inc.	18	7,486
Masco Corp.	125	8,935
Trane Technologies PLC	154	70,062
		194,208
Capital Markets — 0.7%
Ameriprise Financial, Inc.	62	33,842
Ares Management Corp. Class A	145	18,573
Bank of New York Mellon(The)	500	78,165
Blackstone, Inc. NVS	529	67,580
Cboe Global Markets, Inc.	72	22,337
Charles Schwab Corp.(The)	1,168	122,920
CME Group, Inc.	266	71,232
Coinbase Global, Inc. Class A(f)	154	22,524
FactSet Research Systems, Inc.	16	4,211
Security	Shares	Value
Capital Markets (continued)
Franklin Resources, Inc.	320	$10,835
Goldman Sachs Group, Inc.(The)	211	214,878
Interactive Brokers Group, Inc. Class A	346	30,445
Intercontinental Exchange, Inc.	423	64,499
Invesco Ltd.	394	11,663
KKR & Co., Inc.	494	50,107
Moody's Corp.	103	49,273
Morgan Stanley	857	180,330
MSCI, Inc. Class A	53	30,329
Nasdaq, Inc.	344	32,401
Northern Trust Corp.	150	27,329
Raymond James Financial, Inc.	135	23,757
Robinhood Markets, Inc. Class A(f)	547	47,348
S&P Global, Inc.	212	87,329
State Street Corp.	219	40,331
T Rowe Price Group, Inc.	159	17,768
		1,360,006
Chemicals — 0.2%
Air Products and Chemicals, Inc.	162	47,772
Albemarle Corp.	90	10,588
CF Industries Holdings, Inc.	107	13,395
Corteva, Inc.	439	34,554
Dow, Inc.	550	16,659
Ecolab, Inc.	156	43,310
International Flavors & Fragrances, Inc.	140	11,091
Linde PLC	318	152,125
LyondellBasell Industries NV Class A	203	12,602
Mosaic Co.(The)	56	1,239
PPG Industries, Inc.	134	14,810
Sherwin-Williams Co.(The)	153	52,150
		410,295
Commercial Services & Supplies — 0.1%
Cintas Corp.	239	48,906
Copart, Inc.(f)	632	18,404
Republic Services, Inc. Class A	143	30,109
Rollins, Inc.	211	8,012
Veralto Corp.	207	19,493
Waste Management, Inc.	273	61,848
		186,772
Communications Equipment — 0.3%
Arista Networks, Inc.(f)	715	128,950
Ciena Corp.(f)	99	37,328
Cisco Systems, Inc.	2,723	315,841
F5, Inc.(f)	37	14,895
Lumentum Holdings, Inc.(f)	55	39,267
Motorola Solutions, Inc.	117	50,983
		587,264
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	25	43,242
EMCOR Group, Inc.	32	25,518
Quanta Services, Inc.	106	70,740
		139,500
Construction Materials — 0.1%
CRH PLC	459	43,610
Martin Marietta Materials, Inc.	38	19,955
Vulcan Materials Co.	83	22,291
		85,856
Consumer Finance — 0.1%
American Express Co.	379	127,439
Capital One Financial Corp.	450	94,055

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Short-Term Active ETF
(Formerly iShares Enhanced Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	237	$17,962
		239,456
Consumer Staples Distribution & Retail — 0.4%
Casey's General Stores, Inc.	25	21,775
Costco Wholesale Corp.	304	289,374
Dollar General Corp.	152	19,312
Dollar Tree, Inc.(f)	119	15,138
Kroger Co.(The)	405	23,385
Sysco Corp.	306	26,083
Target Corp.	305	44,069
Walmart, Inc.	3,003	333,934
		773,070
Containers & Packaging — 0.0%
Amcor PLC	241	10,816
Avery Dennison Corp.	43	7,299
Ball Corp.	181	11,747
International Paper Co.	318	12,984
Packaging Corp. of America	55	13,521
Smurfit WestRock PLC	332	15,262
		71,629
Distributors — 0.0%
Genuine Parts Co.	90	11,193
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	4,778	111,089
Comcast Corp. Class A	2,489	59,636
Verizon Communications, Inc.	2,905	135,983
		306,708
Electric Utilities — 0.3%
Alliant Energy Corp.	144	10,192
American Electric Power Co., Inc.	352	45,003
Constellation Energy Corp.	218	57,280
Duke Energy Corp.	550	68,986
Edison International	255	18,709
Entergy Corp.	297	31,963
Evergy, Inc.	152	12,618
Eversource Energy	234	16,752
Exelon Corp.	798	36,564
FirstEnergy Corp.	335	16,184
NextEra Energy, Inc.	1,481	128,729
NRG Energy, Inc.	148	19,875
PG&E Corp.	1,539	26,748
Pinnacle West Capital Corp.	95	9,594
PPL Corp.	484	17,042
Southern Co.(The)	769	72,701
Xcel Energy, Inc.	498	38,944
		627,884
Electrical Equipment — 0.3%
AMETEK, Inc.	166	40,124
Eaton Corp. PLC	273	113,350
Emerson Electric Co.	419	62,775
GE Vernova, Inc.	188	186,174
Generac Holdings, Inc.(f)	47	9,264
Hubbell, Inc. Class B	38	17,957
Rockwell Automation, Inc.	81	38,886
Vertiv Holdings Co. Class A	273	65,949
		534,479
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. Class A	849	136,434
CDW Corp.	80	11,825
Coherent Corp.(f)	139	36,542
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	539	$74,517
Flex Ltd.(f)	264	30,030
Jabil, Inc.	83	26,149
Keysight Technologies, Inc.(f)	120	38,289
TE Connectivity PLC NVS	213	43,812
Teledyne Technologies, Inc.(f)	33	21,634
Zebra Technologies Corp. Class A(f)	17	4,995
		424,227
Energy Equipment & Services — 0.1%
Baker Hughes Co. Class A	674	40,770
Halliburton Co.	661	21,317
SLB Ltd.	1,074	53,260
		115,347
Entertainment — 0.2%
Electronic Arts, Inc.	156	32,738
Live Nation Entertainment, Inc.(f)	108	18,806
Netflix, Inc.(f)	2,945	211,186
Take-Two Interactive Software, Inc.(f)	107	25,992
TKO Group Holdings, Inc. Class A	23	4,182
Walt Disney Co.(The)	1,231	118,410
Warner Bros Discovery, Inc.(f)	1,681	44,210
		455,524
Financial Services — 0.8%
Apollo Global Management, Inc.	330	41,445
Berkshire Hathaway, Inc. Class B(f)	1,274	651,702
Block, Inc.(f)	384	31,196
Corpay, Inc.(f)	48	18,341
Fidelity National Information Services, Inc.	421	18,848
Fiserv, Inc.(f)	407	21,954
Global Payments, Inc.	160	13,453
Jack Henry & Associates, Inc.	45	6,932
Mastercard, Inc. Class A	560	320,936
PayPal Holdings, Inc.	609	34,841
Visa, Inc. Class A	1,142	418,120
		1,577,768
Food Products — 0.1%
Archer-Daniels-Midland Co.	356	28,220
Bunge Global SA	103	10,942
General Mills, Inc.	370	13,227
Hershey Co.(The)	102	17,855
Hormel Foods Corp.	232	5,802
J M Smucker Co.(The)	83	9,899
Kraft Heinz Co.(The)	483	12,485
McCormick & Co., Inc./MD NVS	170	8,653
Mondelez International, Inc. Class A	909	56,640
Tyson Foods, Inc. Class A	236	13,679
		177,402
Gas Utilities — 0.0%
Atmos Energy Corp.	108	18,660
Ground Transportation — 0.2%
CSX Corp.	1,341	67,586
Fedex Freight Holding Co., Inc. NVS(f)	81	11,383
JB Hunt Transport Services, Inc.	53	14,403
Norfolk Southern Corp.	143	47,974
Old Dominion Freight Line, Inc.	128	27,154
Uber Technologies, Inc.(f)	1,410	99,208
Union Pacific Corp.	418	122,110
		389,818
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	1,190	125,783

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Short-Term Active ETF
(Formerly iShares Enhanced Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Align Technology, Inc.(f)	39	$6,597
Baxter International, Inc.	252	6,592
Becton Dickinson & Co.	185	30,640
Boston Scientific Corp.(f)	1,047	48,926
Cooper Companies, Inc. (The)(f)	99	7,160
Dexcom, Inc.(f)	248	20,696
Edwards Lifesciences Corp.(f)	372	32,018
GE HealthCare Technologies, Inc. NVS(f)	319	21,698
IDEXX Laboratories, Inc.(f)	46	25,717
Insulet Corp.(f)	35	5,787
Intuitive Surgical, Inc.(f)	238	84,093
Medtronic PLC	891	76,083
ResMed, Inc.	90	18,988
Solventum Corp.(f)	47	4,016
STERIS PLC	73	16,673
Stryker Corp.	238	77,517
Zimmer Biomet Holdings, Inc.	97	9,111
		618,095
Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	171	39,335
Cencora, Inc.	140	43,587
Centene Corp.(f)	319	19,848
Cigna Group(The)	194	54,136
CVS Health Corp.	899	93,882
DaVita, Inc.(f)	23	5,522
Elevance Health, Inc.	152	57,128
HCA Healthcare, Inc.	115	46,298
Henry Schein, Inc.(f)	69	5,917
Humana, Inc.	83	30,200
Labcorp Holdings, Inc.	55	17,006
McKesson Corp.	88	75,345
Quest Diagnostics, Inc.	72	16,777
UnitedHealth Group, Inc.	628	260,243
Universal Health Services, Inc. Class B	47	7,917
		773,141
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	128	6,585
Healthpeak Properties, Inc.	503	10,980
Ventas, Inc.	311	29,082
Welltower, Inc.	472	110,656
		157,303
Health Care Technology — 0.0%
Veeva Systems, Inc. Class A(f)	98	19,970
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	380	9,549
Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc. Class A(f)	294	44,547
Booking Holdings, Inc.	537	103,587
Carnival Corp. Ltd.	887	24,667
Chipotle Mexican Grill, Inc. Class A(f)	864	32,158
Darden Restaurants, Inc.	74	15,065
Domino's Pizza, Inc.	19	6,601
DoorDash, Inc. Class A(f)	247	48,452
Expedia Group, Inc.	78	22,990
Hilton Worldwide Holdings, Inc.	148	47,433
Las Vegas Sands Corp.	191	9,338
Marriott International, Inc./MD Class A	145	54,060
McDonald's Corp.	492	133,155
MGM Resorts International(f)	130	5,794
Norwegian Cruise Line Holdings Ltd.(f)	55	1,019
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	167	$53,156
Starbucks Corp.	772	81,253
Wynn Resorts Ltd.	8	794
Yum! Brands, Inc.	184	28,204
		712,273
Household Durables — 0.1%
D.R. Horton, Inc.	184	26,323
Garmin Ltd.	107	31,435
Lennar Corp. Class A	148	12,188
NVR, Inc.(f)	2	12,294
PulteGroup, Inc.	128	16,188
		98,428
Household Products — 0.2%
Church & Dwight Co., Inc.	163	16,106
Clorox Co.(The)	76	7,260
Colgate-Palmolive Co.	547	49,941
Kimberly-Clark Corp.	186	20,332
Procter & Gamble Co.(The)	1,604	231,762
		325,401
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.(The)	344	5,050
Vistra Corp.	232	34,380
		39,430
Industrial Conglomerates — 0.1%
3M Co.	402	70,864
DuPont de Nemours, Inc.	104	14,248
Honeywell International, Inc.	273	66,353
		151,465
Industrial REITs — 0.1%
Prologis, Inc.	641	92,695
Insurance — 0.4%
Aflac, Inc.	337	42,961
Allstate Corp.(The)	163	43,045
American International Group, Inc.	366	28,760
Aon PLC Class A	149	53,722
Arch Capital Group Ltd.(f)	266	26,741
Arthur J Gallagher & Co.	172	42,900
Brown & Brown, Inc.	158	11,123
Chubb Ltd.	249	87,319
Cincinnati Financial Corp.	97	17,235
Erie Indemnity Co. Class A NVS	1	242
Everest Group Ltd.	33	12,347
Globe Life, Inc.	58	10,571
Hartford Insurance Group, Inc.	189	26,821
Loews Corp.	155	17,982
Marsh & McLennan Companies, Inc.	339	64,305
MetLife, Inc.	401	38,548
Principal Financial Group, Inc.	137	15,577
Progressive Corp.(The)	404	85,414
Prudential Financial, Inc.	238	29,055
Travelers Companies, Inc.(The)	142	53,159
W.R. Berkley Corp.	182	13,202
Willis Towers Watson PLC	12	4,031
		725,060
Interactive Media & Services — 1.8%
Alphabet, Inc. Class A	4,048	1,441,614
Alphabet, Inc. Class C NVS	3,267	1,165,176
Meta Platforms, Inc. Class A	1,516	843,972
		3,450,762

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Short-Term Active ETF
(Formerly iShares Enhanced Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 0.1%
Accenture PLC Class A	445	$73,835
Akamai Technologies, Inc.(f)	102	11,748
Cognizant Technology Solutions Corp. Class A	334	18,487
Gartner, Inc.(f)	8	1,208
GoDaddy, Inc. Class A(f)	73	6,040
International Business Machines Corp.	655	146,491
VeriSign, Inc.	56	16,241
		274,050
Leisure Products — 0.0%
Hasbro, Inc.	44	4,133
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	202	27,951
Bio-Techne Corp.	108	7,786
Charles River Laboratories International, Inc.(f)	17	3,953
Danaher Corp.	431	84,036
IQVIA Holdings, Inc.(f)	114	26,792
Mettler-Toledo International, Inc.(f)	15	21,244
Revvity, Inc.	36	4,051
Thermo Fisher Scientific, Inc.	258	148,169
Waters Corp.(f)	67	25,280
West Pharmaceutical Services, Inc.	49	16,707
		365,969
Machinery — 0.4%
Caterpillar, Inc.	323	263,184
Cummins, Inc.	96	60,883
Deere & Co.	177	104,903
Dover Corp.	99	20,257
Fortive Corp.	263	15,572
IDEX Corp.	53	12,214
Illinois Tool Works, Inc.	189	54,234
Ingersoll Rand, Inc.	223	18,594
Nordson Corp.	44	13,102
Otis Worldwide Corp.	268	19,283
PACCAR, Inc.	367	48,694
Parker-Hannifin Corp.	91	88,864
Pentair PLC	134	8,769
Snap-on, Inc.	25	10,260
Stanley Black & Decker, Inc.	99	9,363
Westinghouse Air Brake Technologies Corp.	109	31,704
Xylem, Inc.	152	17,779
		797,659
Media — 0.1%
AppLovin Corp. Class A(f)	184	72,845
Charter Communications, Inc. Class A(f)	65	9,424
EchoStar Corp. Class A(f)	103	8,661
Fox Corp. Class A NVS	160	9,317
Fox Corp. Class B	127	6,596
News Corp. Class A NVS	44	1,213
News Corp. Class B	19	594
Omnicom Group, Inc.	222	17,471
Paramount Skydance Corp. Class B NVS	60	478
Trade Desk, Inc. (The) Class A(f)	322	5,809
		132,408
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	950	59,498
Newmont Corp.	690	64,660
Nucor Corp.	155	39,880
Steel Dynamics, Inc.	87	21,860
		185,898
Security	Shares	Value
Multi-Utilities — 0.1%
Ameren Corp.	178	$19,511
CenterPoint Energy, Inc.	476	20,011
CMS Energy Corp.	235	16,918
Consolidated Edison, Inc.	245	26,668
Dominion Energy, Inc.	552	38,182
DTE Energy Co.	173	24,543
NiSource, Inc.	347	15,417
Public Service Enterprise Group, Inc.	372	28,525
Sempra	481	42,593
WEC Energy Group, Inc.	238	26,042
		258,410
Office REITs — 0.0%
BXP, Inc.	83	5,820
Oil, Gas & Consumable Fuels — 0.7%
APA Corp.	240	8,957
Chevron Corp.	1,325	260,800
ConocoPhillips	848	102,167
Devon Energy Corp.	794	35,833
Diamondback Energy, Inc.	137	27,804
EOG Resources, Inc.	380	56,502
EQT Corp.	412	21,956
Expand Energy Corp.	160	15,045
ExxonMobil Holdings Corp.	2,878	447,356
Kinder Morgan, Inc.	1,357	43,668
Marathon Petroleum Corp.	205	64,876
Occidental Petroleum Corp.	486	27,736
ONEOK, Inc.	424	38,504
Phillips 66	274	58,000
Targa Resources Corp.	133	35,959
Texas Pacific Land Corp.	37	14,896
Valero Energy Corp.	206	64,457
Williams Companies, Inc.(The)	828	59,235
		1,383,751
Passenger Airlines — 0.0%
Delta Air Lines, Inc.	435	38,036
Southwest Airlines Co.	324	14,570
United Airlines Holdings, Inc.(f)	220	26,693
		79,299
Personal Care Products — 0.0%
Estee Lauder Companies, Inc. (The) Class A	162	13,592
Kenvue, Inc.	1,324	25,474
		39,066
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	1,407	91,891
Eli Lilly & Co.	543	623,820
Johnson & Johnson	1,650	422,978
Merck & Co., Inc.	1,700	221,340
Pfizer, Inc.	3,917	97,964
Viatris, Inc.	766	13,451
Zoetis, Inc.	284	21,950
		1,493,394
Professional Services — 0.1%
Automatic Data Processing, Inc.	276	73,543
Broadridge Financial Solutions, Inc.	88	13,548
Equifax, Inc.	94	16,226
Jacobs Solutions, Inc. NVS	106	14,302
Leidos Holdings, Inc.	121	13,988
Mobility Global, Inc.(f)	48	978
Paychex, Inc.	177	20,681

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Short-Term Active ETF
(Formerly iShares Enhanced Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Verisk Analytics, Inc. Class A	90	$17,536
		170,802
Real Estate Management & Development — 0.0%
CBRE Group, Inc. Class A(f)	199	29,215
CoStar Group, Inc.(f)	231	6,644
		35,859
Residential REITs — 0.0%
AvalonBay Communities, Inc.	96	17,819
Camden Property Trust	61	6,759
Equity Residential	275	18,274
Essex Property Trust, Inc.	40	11,366
Invitation Homes, Inc.	347	10,313
Mid-America Apartment Communities, Inc.	69	9,131
UDR, Inc.	84	3,205
		76,867
Retail REITs — 0.1%
Federal Realty Investment Trust	53	6,577
Kimco Realty Corp.	382	9,733
Realty Income Corp.	632	40,366
Regency Centers Corp.	72	5,781
Simon Property Group, Inc.	203	46,562
		109,019
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.(f)	1,126	536,145
Analog Devices, Inc.	338	124,185
Applied Materials, Inc.	551	279,726
Broadcom, Inc.	3,268	1,272,167
First Solar, Inc.(f)	74	15,616
Intel Corp.(f)	3,265	294,503
KLA Corp.	905	165,452
Lam Research Corp.	867	254,048
Marvell Technology, Inc.	607	113,849
Microchip Technology, Inc.	398	29,568
Micron Technology, Inc.	780	641,963
Monolithic Power Systems, Inc.	34	48,485
Nvidia Corp.	16,712	3,354,934
NXP Semiconductors NV	178	40,791
ON Semiconductor Corp.(f)	270	22,035
Qnity Electronics, Inc.	139	18,234
QUALCOMM, Inc.	730	107,755
Skyworks Solutions, Inc.	108	6,726
Teradyne, Inc.	109	40,078
Texas Instruments, Inc.	629	173,441
		7,539,701
Software — 1.9%
Adobe, Inc.(f)	277	69,364
Autodesk, Inc.(f)	142	33,256
Cadence Design Systems, Inc.(f)	190	64,604
Crowdstrike Holdings, Inc. Class A(f)	703	134,175
Datadog, Inc. Class A(f)	229	61,365
Fair Isaac Corp.(f)	16	17,967
Fortinet, Inc.(f)	428	69,315
Gen Digital, Inc.	136	3,733
Intuit, Inc.	192	60,685
Microsoft Corp.	5,125	2,381,690
Oracle Corp.	1,180	153,247
Palantir Technologies, Inc. Class A(f)	1,586	195,173
Palo Alto Networks, Inc.(f)	560	185,825
PTC, Inc.(f)	80	10,976
Roper Technologies, Inc.	68	26,654
Salesforce, Inc.	568	104,523
Security	Shares	Value
Software (continued)
ServiceNow, Inc.(f)	707	$78,640
Synopsys, Inc.(f)	135	52,483
Trimble, Inc.(f)	178	10,071
Tyler Technologies, Inc.(f)	26	8,050
Workday, Inc. Class A(f)	128	20,523
		3,742,319
Specialized REITs — 0.2%
American Tower Corp.	319	55,302
Crown Castle, Inc.	304	23,195
Digital Realty Trust, Inc.	240	45,245
Equinix, Inc.	71	72,369
Extra Space Storage, Inc.	143	21,170
Iron Mountain, Inc.	206	25,198
Public Storage	106	34,362
SBA Communications Corp. Class A	75	13,573
VICI Properties, Inc. Class A	832	21,923
Weyerhaeuser Co.	529	13,241
		325,578
Specialty Retail — 0.4%
AutoZone, Inc.(f)	11	33,179
Best Buy Co., Inc.	135	11,645
Carvana Co. Class A(f)	490	30,556
Home Depot, Inc.(The)	701	232,704
Lowe's Companies, Inc.	401	83,332
O'Reilly Automotive, Inc.(f)	606	54,146
Ross Stores, Inc.	238	59,755
TJX Companies, Inc.(The)	794	124,928
Tractor Supply Co.	395	12,154
Ulta Beauty, Inc.(f)	29	14,872
Williams-Sonoma, Inc.	84	19,207
		676,478
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	10,124	3,127,405
Dell Technologies, Inc. Class C	201	81,480
Hewlett Packard Enterprise Co.	927	44,403
HP, Inc.	534	14,562
NetApp, Inc.	128	22,848
Sandisk Corp.(f)	103	125,128
Seagate Technology Holdings PLC	155	132,700
Super Micro Computer, Inc.(f)	383	10,877
Western Digital Corp.	238	129,672
		3,689,075
Textiles, Apparel & Luxury Goods — 0.0%
Deckers Outdoor Corp.(f)	85	8,235
Lululemon Athletica, Inc.(f)	33	3,923
NIKE, Inc. Class B	812	33,868
Ralph Lauren Corp. Class A	11	4,184
Tapestry, Inc.	136	20,722
		70,932
Tobacco — 0.2%
Altria Group, Inc.	1,147	78,374
Philip Morris International, Inc.	1,062	202,651
		281,025
Trading Companies & Distributors — 0.1%
Fastenal Co.	744	35,496
United Rentals, Inc.	43	46,408
WW Grainger, Inc.	30	41,467
		123,371
Water Utilities — 0.0%
American Water Works Co., Inc.	125	16,771

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Short-Term Active ETF
(Formerly iShares Enhanced Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc.	325	$56,131
Total Common Stocks — 23.1% (Cost: $44,401,961)		44,364,964
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(g)(h)	1,780,000	1,780,000
Total Money Market Funds — 0.9% (Cost: $1,780,000)		1,780,000
Total Investments — 99.7% (Cost: $191,964,446)		192,024,555
Other Assets Less Liabilities — 0.3%		658,080
Net Assets — 100.0%		$192,682,635

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$870,000	$910,000 (a)	$—	$—	$—	$1,780,000	1,780,000	$102,419 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
90-day bank Bills	43	12/09/27	$29,928	$(653)
3-mo. SONIA	139	12/14/27	44,781	(30,873)
				(31,526)
Short Contracts
E-Mini S&P 500 Index	2	09/18/26	752	2,662

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Short-Term Active ETF
(Formerly iShares Enhanced Short-Term Bond Active ETF)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
3-mo. Euro EURIBOR	143	12/13/27	$40,017	$24,820
3-mo. CORRA	17	12/14/27	2,939	1,587
3-mo. SOFR	166	12/14/27	39,772	14,256
				43,325
				$11,799
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	11,300,000	USD	69,033	Morgan Stanley & Co. International PLC	08/10/26	$2,022
JPY	1,329,750,000	USD	8,217,892	UBS AG	08/10/26	143,602
USD	9,883,979	JPY	1,539,850,000	Morgan Stanley & Co. International PLC	08/10/26	201,372
EUR	3,734,000	USD	4,274,272	UBS AG	08/14/26	33,287
USD	9,949,830	EUR	8,489,000	Barclays Bank PLC	08/14/26	156,882
CAD	86,000	USD	60,696	Goldman Sachs International	08/26/26	708
CAD	5,860,000	USD	4,137,166	UBS AG	08/26/26	46,932
EUR	54,461	USD	62,138	Barclays Bank PLC	08/26/26	719
EUR	3,711,029	USD	4,250,362	UBS AG	08/26/26	32,740
USD	9,945,343	CAD	13,415,000	Barclays Bank PLC	08/26/26	366,898
USD	9,962,063	EUR	8,495,270	Barclays Bank PLC	08/26/26	157,207
EUR	3,734,000	USD	4,278,123	UBS AG	09/04/26	33,034
USD	9,966,488	EUR	8,496,000	Barclays Bank PLC	09/04/26	157,279
EUR	54,739	USD	62,685	Goldman Sachs International	11/20/26	708
EUR	3,667,513	USD	4,215,861	Morgan Stanley & Co. International PLC	11/20/26	31,455
EUR	62,458	USD	71,480	UBS AG	11/20/26	852
USD	10,044,173	EUR	8,538,567	Barclays Bank PLC	11/20/26	155,728
						1,521,425
JPY	29,450,000	USD	188,115	Barclays Bank PLC	08/10/26	$(2,933)
USD	244,701	JPY	39,600,000	Goldman Sachs International	08/10/26	(4,304)
USD	4,070,507	JPY	659,950,000	UBS AG	08/10/26	(79,272)
EUR	108,000	USD	125,937	Morgan Stanley & Co. International PLC	08/14/26	(1,348)
EUR	54,000	USD	63,521	UBS AG	08/14/26	(1,227)
USD	252,634	EUR	220,000	Goldman Sachs International	08/14/26	(1,159)
CAD	170,000	USD	124,579	Barclays Bank PLC	08/26/26	(3,197)
CAD	86,000	USD	63,227	Goldman Sachs International	08/26/26	(1,822)
EUR	108,220	USD	126,253	Barclays Bank PLC	08/26/26	(1,350)
EUR	54,461	USD	64,093	Morgan Stanley & Co. International PLC	08/26/26	(1,236)
USD	245,487	CAD	344,000	Goldman Sachs International	08/26/26	(132)
USD	250,288	EUR	217,848	Goldman Sachs International	08/26/26	(1,142)
EUR	108,000	USD	126,039	Barclays Bank PLC	09/04/26	(1,346)
EUR	54,000	USD	63,572	Morgan Stanley & Co. International PLC	09/04/26	(1,225)
USD	252,855	EUR	220,000	Goldman Sachs International	09/04/26	(1,150)
EUR	108,772	USD	127,298	Goldman Sachs International	11/20/26	(1,330)
EUR	54,739	USD	64,621	UBS AG	11/20/26	(1,228)
USD	252,394	EUR	218,956	Goldman Sachs International	11/20/26	(1,178)
USD	10,106,765	CAD	14,025,000	Barclays Bank PLC	07/14/27	(51,500)
USD	20,225,732	EUR	17,498,359	Barclays Bank PLC	07/14/27	(230,359)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Short-Term Active ETF
(Formerly iShares Enhanced Short-Term Bond Active ETF)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,111,708	JPY	1,605,950,000	Barclays Bank PLC	07/20/27	$(270,196)
						(658,634)
						$862,791
OTC Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.03%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/11/27	USD	9,508	$(44,639)	$23	$(44,662)
2.14%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/01/27	USD	2,000	567	5	562
2.28%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/01/27	USD	12,149	(12,924)	1,302	(14,226)
1.92%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/20/27	USD	585	319	2	317
							$(56,677)	$1,332	$(58,009)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Total Return Index	Quarterly	1-day SOFR plus 0.81%, 3.66%	Quarterly	Goldman Sachs International	N/A	06/30/27	USD	11,114	$(110,646)	$—	$(110,646)
S&P 500 Total Return Index	Quarterly	1-day SOFR plus 0.83%, 3.66%	Quarterly	Goldman Sachs International	N/A	06/30/27	USD	10,847	(33,184)	—	(33,184)
S&P 500 Total Return Index	Quarterly	1-day SOFR plus 0.83%, 3.66%	Quarterly	Goldman Sachs International	N/A	06/30/27	USD	11,243	24,221	—	24,221
S&P 500 Total Return Index	Quarterly	1-day SOFR plus 0.87%, 3.66%	Quarterly	Goldman Sachs International	N/A	06/30/27	USD	10,199	45,948	—	45,948
									$(73,661)	$—	$(73,661)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Dynamic Short-Term Active ETF
(Formerly iShares Enhanced Short-Term Bond Active ETF)

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Corporate Bonds & Notes	$—	$18,018,478	$—	$18,018,478
Foreign Government Obligations	—	72,345,517	—	72,345,517
U.S. Treasury Obligations	—	55,515,596	—	55,515,596
Money Market Funds	1,780,000	—	—	1,780,000
Common Stocks	44,364,964	—	—	44,364,964
	$46,144,964	$145,879,591	$—	$192,024,555
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,521,425	$—	$1,521,425
Inflation Linked Contracts	—	879	—	879
Interest Rate Contracts	40,663	—	—	40,663
Equity Contracts	2,662	70,169	—	72,831
Liabilities
Foreign Currency Exchange Contracts	—	(658,634)	—	(658,634)
Inflation Linked Contracts	—	(58,888)	—	(58,888)
Interest Rate Contracts	(31,526)	—	—	(31,526)
Equity Contracts	—	(143,830)	—	(143,830)
	$11,799	$731,121	$—	$742,920

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
CORRA	Canadian Overnight Repo Rate
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate

NVS	Non-Voting Shares
S&P	Standard & Poor's
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate